3. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Allowance for doubtful accounts	$ 30,000		$ 17,000	$ 14,000
Allowance for sales discounts, rebates, distributor fees and returns			1,275,000	672,000
Inventory reserves	111,000		111,000	61,000
Transfers in or out of Level 3			0	0
Asset impairment charges			0	0
Research and development expenses	350,000	$ 382,000	1,575,000	1,576,000
Advertising costs			177,000	149,000
Revenues	4,369,000	3,835,000	16,658,000	12,825,000
Foreign currency translation adjustment	(502,000)	$ 200,000	203,000	(324,000)
Foreign currency transaction loss			208,000	208,000
Foreign currency transaction gain			107,000	36,000
Accumulated other comprehensive loss	$ (4,477,000)		(3,975,000)	(4,178,000)
Shipping and Handling [Member]
Revenues			$ 46,000	$ 49,000
Accounts Receivable [Member] | One Customer [Member]
Significant customer concentration			36.00%	26.00%
Accounts Receivable [Member] | One Customer [Member]
Significant customer concentration			18.00%	12.00%
Accounts Receivable [Member] | CustomerCMember
Significant customer concentration				10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration			22.00%	12.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration			19.00%	10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration			13.00%	10.00%
Revenues [Member] | One Customer [Member]
Significant customer concentration			12.00%